Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Current Assets:
Cash
Current Liabilities:
Accounts payable and accrued expenses	49,954	7,756
Due to affiliate	15,600
Total current liabilities	65,554	7,756
Total Liabilities	65,554	7,756
Commitments and Contingencies
Shareholders’ Deficit:
Additional paid in capital
Accumulated deficit	(65,554)	(7,756)
Total Shareholders’ Deficit	(65,554)	(7,756)
Total Liabilities, Commitments and Contingencies and Shareholders’ Deficit
Cantor Equity Partners, Inc.
Current Assets:
Cash	25,000		$ 25,000
Prepaid expenses	218,208		228,250
Receivable from related party	11,200
Total Current Assets	254,408		253,250
Available-for-sale debt securities held in Trust Account, at fair value	105,301,074		101,976,363
Forward sale securities asset	1,559,663
Other assets	105		139,904
Total Assets	107,115,250		102,369,517
Current Liabilities:
Accrued expenses	1,111,688		109,344		112,607
Total Liabilities	2,016,023		443,099		295,041
Commitments and Contingencies
Shareholders’ Deficit:
Preference shares value
Additional paid in capital					24,712
Accumulated deficit	(1,717,262)		(1,644,870)		(320,041)
Accumulated other comprehensive income	15,030		94,636
Total Shareholders’ Deficit	(1,701,952)	(2,625,779)	(1,549,954)		(295,041)
Total Liabilities, Commitments and Contingencies and Shareholders’ Deficit	107,115,250		102,369,517
Cantor Equity Partners, Inc. | Related Party
Current Liabilities:
Note payable – related party	904,335		332,992		182,434
Payable to related party			763
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary shares, Value
Class A Ordinary Shares | Cantor Equity Partners, Inc.
Current Liabilities:
Class A ordinary shares subject to possible redemption	106,801,179		103,476,372
Shareholders’ Deficit:
Ordinary shares, Value	30		30
Class B Ordinary Shares | Cantor Equity Partners, Inc.
Shareholders’ Deficit:
Ordinary shares, Value	$ 250		$ 250	[1]	$ 288	[2]

[1]	The number of shares and the amount reflect 375,000 Class B ordinary shares surrendered by the Sponsor for no consideration on August 14, 2024 (See Note 7).
[2]	The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).